Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended
		Aug. 31, 2026	Aug. 31, 2026
American Funds® Core Plus Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1],[2],[3]	(3.15%)
American Funds® Core Plus Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[2],[3],[4]	(0.89%)
American Funds® Core Plus Bond Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class F-1
Average Annual Return, Percent	[2],[3],[5]	0.60%
American Funds® Core Plus Bond Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class F-2
Average Annual Return, Percent	[2],[3],[6]	0.90%
American Funds® Core Plus Bond Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class F-3
Average Annual Return, Percent	[2],[3],[7]	0.97%
American Funds® Core Plus Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[2],[3],[8]	(2.87%)
American Funds® Core Plus Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[2],[3],[9]	(0.72%)
American Funds® Core Plus Bond Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class 529-E
Average Annual Return, Percent	[2],[3],[10]	0.50%
American Funds® Core Plus Bond Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class 529-F-2
Average Annual Return, Percent	[2],[3],[11]	0.83%
American Funds® Core Plus Bond Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class 529-F-3
Average Annual Return, Percent	[2],[3],[12]	0.92%
American Funds® Core Plus Bond Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class R-1
Average Annual Return, Percent	[2],[3],[13]	0.92%
American Funds® Core Plus Bond Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class R-2
Average Annual Return, Percent	[2],[3],[14]	0.82%
American Funds® Core Plus Bond Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class R-2E
Average Annual Return, Percent	[2],[3],[15]	0.85%
American Funds® Core Plus Bond Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class R-3
Average Annual Return, Percent	[2],[3],[16]	0.23%
American Funds® Core Plus Bond Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class R-4
Average Annual Return, Percent	[2],[3],[17]	0.83%
American Funds® Core Plus Bond Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class R-5E
Average Annual Return, Percent	[2],[3],[18]	0.77%
American Funds® Core Plus Bond Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class R-5
Average Annual Return, Percent	[2],[3],[19]	0.95%
American Funds® Core Plus Bond Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class R-6
Average Annual Return, Percent	[2],[3],[20]	0.97%
Without Sales Load [Member] | American Funds® Core Plus Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1],[2],[3]	0.62%
Without Sales Load [Member] | American Funds® Core Plus Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[2],[3],[4]	0.08%
Without Sales Load [Member] | American Funds® Core Plus Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[2],[3],[8]	0.65%
Without Sales Load [Member] | American Funds® Core Plus Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Core Plus Bond Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[2],[3],[9]	0.24%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[1],[3],[4],[5],[6],[7],[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18],[19],[20],[21]	0.99%

[1]	Class A shares were first offered on September 25, 2025.
[2]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[3]	When applicable, returns for less than one year are not annualized, but calculated as cumulative total returns.
[4]	Class C shares were first offered on September 25, 2025.
[5]	Class F-1 shares were first offered on September 25, 2025.
[6]	Class F-2 shares were first offered on September 25, 2025.
[7]	Class F-3 shares were first offered on September 25, 2025.
[8]	Class 529-A shares were first offered on September 25, 2025.
[9]	Class 529-C shares were first offered on September 25, 2025.
[10]	Class 529-E shares were first offered on September 25, 2025.
[11]	Class 529-F-2 shares were first offered on September 25, 2025.
[12]	Class 529-F-3 shares were first offered on September 25, 2025.
[13]	Class R-1 shares were first offered on September 25, 2025.
[14]	Class R-2 shares were first offered on September 25, 2025.
[15]	Class R-2E shares were first offered on September 25, 2025.
[16]	Class R-3 shares were first offered on September 25, 2025.
[17]	Class R-4 shares were first offered on September 25, 2025.
[18]	Class R-5E shares were first offered on September 25, 2025.
[19]	Class R-5 shares were first offered on September 25, 2025.
[20]	Class R-6 shares were first offered on September 25, 2025.
[21]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.